FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - Excluding equity share [Member] - Financial assets available-for-sale, category [member] - GBP (£)
£ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Debt securities:
Government securities		£ 13,098	£ 18,971
Bank and building society certificates of deposit			118
Asset-backed securities:
Mortgage-backed securities		121	120
Other asset-backed securities		60	131
		181	251
Corporate and other debt securities		11,051	5,151
Total debt securities		24,330	24,491
Treasury and other bills		535	303
Total financial assets at fair value through other comprehensive income		24,865	24,794
Investment Grade [Member]
Debt securities:
Government securities	[1]	13,084	18,971
Bank and building society certificates of deposit	[1]		118
Asset-backed securities:
Mortgage-backed securities	[1]	121	120
Other asset-backed securities	[1]
	[1]	121	120
Corporate and other debt securities	[1]	11,036	4,934
Total debt securities	[1]	24,241	24,143
Treasury and other bills	[1]	535	303
Total financial assets at fair value through other comprehensive income	[1]	24,776	24,446
Other [Member]
Debt securities:
Government securities	[2]	14
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]
Other asset-backed securities	[2]	60	131
		60	131	[2]
Corporate and other debt securities	[2]	15	217
Total debt securities	[2]	89	348
Treasury and other bills	[2]
Total financial assets at fair value through other comprehensive income	[2]	£ 89	£ 348

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (31 December 2019: 89 million; 31 December 2018: 85 million) and not rated (31 December 2019: nil; 31 December 2018: 263 million).